Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Recorded investment
Recorded investment, with a specific allowance	1,412	1,511
Recorded investment, without specific allowance	77	218
Recorded investment	1,489	1,729
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,319	1,430
Unpaid principal balance, without specific allowance	77	221
Unpaid principal balance	1,396	1,651
Associated specific allowance	654	696
Average recorded investment
Average recorded investment, with a specific allowance	1,486	1,447	1,664
Average recorded investment, without specific allowance	147	325	359
Average recorded investment	1,633	1,772	2,023
Interest income recognized
Interest income recognized, with a specific allowance	9	10	12
Interest income recognized, without specific allowance	0	3	6
Interest income recognized	9	13	18
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	9	8	8
Interest income recognized on a cash basis, without specific allowance	0	3	5
Interest income recognized on a cash basis	9	11	13
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	907	935
Recorded investment, without specific allowance	13	133
Recorded investment	920	1,068
Unpaid principal balance
Unpaid principal balance, with a specific allowance	848	887
Unpaid principal balance, without specific allowance	13	135
Unpaid principal balance	861	1,022
Associated specific allowance	437	457
Average recorded investment
Average recorded investment, with a specific allowance	956	885	1,084
Average recorded investment, without specific allowance	72	236	242
Average recorded investment	1,028	1,121	1,326
Interest income recognized
Interest income recognized, with a specific allowance	6	5	8
Interest income recognized, without specific allowance	0	3	6
Interest income recognized	6	8	14
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	6	4	7
Interest income recognized on a cash basis, without specific allowance	0	3	5
Interest income recognized on a cash basis	6	7	12
Real estate.
Recorded investment
Recorded investment, with a specific allowance	71	63
Recorded investment, without specific allowance	2	3
Recorded investment	73	66
Unpaid principal balance
Unpaid principal balance, with a specific allowance	65	55
Unpaid principal balance, without specific allowance	2	3
Associated specific allowance	15	22
Average recorded investment
Average recorded investment, with a specific allowance	72	58	47
Average recorded investment, without specific allowance	11	13	74
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	5
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	705	715
Recorded investment, without specific allowance	10	126
Recorded investment	715	841
Unpaid principal balance
Unpaid principal balance, with a specific allowance	656	677
Unpaid principal balance, without specific allowance	10	128
Associated specific allowance	340	342
Average recorded investment
Average recorded investment, with a specific allowance	748	620	871
Average recorded investment, without specific allowance	59	215	149
Interest income recognized
Interest income recognized, with a specific allowance	5	3	7
Interest income recognized, without specific allowance	0	3	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	2	6
Interest income recognized on a cash basis, without specific allowance	0	3	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	131	157
Recorded investment, without specific allowance	1	4
Recorded investment	132	161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	127	155
Unpaid principal balance, without specific allowance	1	4
Associated specific allowance	82	93
Average recorded investment
Average recorded investment, with a specific allowance	136	201	160
Average recorded investment, without specific allowance	2	8	19
Interest income recognized
Interest income recognized, with a specific allowance	0	2	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	505	576
Recorded investment, without specific allowance	64	85
Recorded investment	569	661
Unpaid principal balance
Unpaid principal balance, with a specific allowance	471	543
Unpaid principal balance, without specific allowance	64	86
Unpaid principal balance	535	629
Associated specific allowance	217	239
Average recorded investment
Average recorded investment, with a specific allowance	530	562	580
Average recorded investment, without specific allowance	75	89	117
Average recorded investment	605	651	697
Interest income recognized
Interest income recognized, with a specific allowance	3	5	4
Interest income recognized, without specific allowance	0	0	0
Interest income recognized	3	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	4	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	3	4	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	207	206
Recorded investment, without specific allowance	18	33
Recorded investment	225	239
Unpaid principal balance
Unpaid principal balance, with a specific allowance	197	197
Unpaid principal balance, without specific allowance	18	33
Associated specific allowance	28	32
Average recorded investment
Average recorded investment, with a specific allowance	204	217	222
Average recorded investment, without specific allowance	26	40	94
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	67	68
Recorded investment, without specific allowance	28	27
Recorded investment	95	95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63	66
Unpaid principal balance, without specific allowance	28	28
Associated specific allowance	55	53
Average recorded investment
Average recorded investment, with a specific allowance	70	68	82
Average recorded investment, without specific allowance	27	8	4
Interest income recognized
Interest income recognized, with a specific allowance	2	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	231	302
Recorded investment, without specific allowance	18	25
Recorded investment	249	327
Unpaid principal balance
Unpaid principal balance, with a specific allowance	211	280
Unpaid principal balance, without specific allowance	18	25
Associated specific allowance	134	154
Average recorded investment
Average recorded investment, with a specific allowance	256	277	276
Average recorded investment, without specific allowance	22	41	19
Interest income recognized
Interest income recognized, with a specific allowance	0	3	2
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Recorded investment
Recorded investment, with a specific allowance	1,125	1,188
Recorded investment, without specific allowance	69	210
Recorded investment	1,194	1,398
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,057	1,132
Unpaid principal balance, without specific allowance	69	211
Unpaid principal balance	1,126	1,343
Associated specific allowance	511	532
Average recorded investment
Average recorded investment, with a specific allowance	1,183	1,133	1,352
Average recorded investment, without specific allowance	139	295	314
Average recorded investment	1,322	1,428	1,666
Interest income recognized
Interest income recognized, with a specific allowance	9	10	11
Interest income recognized, without specific allowance	0	3	5
Interest income recognized	9	13	16
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	9	8	9
Interest income recognized on a cash basis, without specific allowance	0	3	5
Interest income recognized on a cash basis	9	11	14
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	828	842
Recorded investment, without specific allowance	12	134
Recorded investment	840	976
Unpaid principal balance
Unpaid principal balance, with a specific allowance	774	800
Unpaid principal balance, without specific allowance	12	135
Unpaid principal balance	786	935
Associated specific allowance	407	416
Average recorded investment
Average recorded investment, with a specific allowance	872	796	993
Average recorded investment, without specific allowance	71	219	223
Average recorded investment	943	1,015	1,216
Interest income recognized
Interest income recognized, with a specific allowance	6	5	7
Interest income recognized, without specific allowance	0	3	5
Interest income recognized	6	8	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	6	4	6
Interest income recognized on a cash basis, without specific allowance	0	3	5
Interest income recognized on a cash basis	6	7	11
Bank | Real estate.
Recorded investment
Recorded investment, with a specific allowance	68	58
Recorded investment, without specific allowance	2	3
Recorded investment	70	61
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63	54
Unpaid principal balance, without specific allowance	2	3
Associated specific allowance	13	18
Average recorded investment
Average recorded investment, with a specific allowance	67	43	28
Average recorded investment, without specific allowance	11	12	74
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0
Interest income recognized, without specific allowance	0	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	5
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	629	627
Recorded investment, without specific allowance	9	127
Recorded investment	638	754
Unpaid principal balance
Unpaid principal balance, with a specific allowance	584	592
Unpaid principal balance, without specific allowance	9	128
Associated specific allowance	312	306
Average recorded investment
Average recorded investment, with a specific allowance	669	556	812
Average recorded investment, without specific allowance	58	199	130
Interest income recognized
Interest income recognized, with a specific allowance	5	3	7
Interest income recognized, without specific allowance	0	3	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	2	6
Interest income recognized on a cash basis, without specific allowance	0	3	0
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	131	157
Recorded investment, without specific allowance	1	4
Recorded investment	132	161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	127	154
Unpaid principal balance, without specific allowance	1	4
Associated specific allowance	82	92
Average recorded investment
Average recorded investment, with a specific allowance	136	191	147
Average recorded investment, without specific allowance	2	8	19
Interest income recognized
Interest income recognized, with a specific allowance	0	2	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	297	346
Recorded investment, without specific allowance	57	76
Recorded investment	354	422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	283	332
Unpaid principal balance, without specific allowance	57	76
Unpaid principal balance	340	408
Associated specific allowance	104	116
Average recorded investment
Average recorded investment, with a specific allowance	311	337	359
Average recorded investment, without specific allowance	68	76	91
Average recorded investment	379	413	450
Interest income recognized
Interest income recognized, with a specific allowance	3	5	4
Interest income recognized, without specific allowance	0	0	0
Interest income recognized	3	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	4	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	3	4	3
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	162	149
Recorded investment, without specific allowance	10	24
Recorded investment	172	173
Unpaid principal balance
Unpaid principal balance, with a specific allowance	153	141
Unpaid principal balance, without specific allowance	10	24
Associated specific allowance	16	16
Average recorded investment
Average recorded investment, with a specific allowance	154	152	142
Average recorded investment, without specific allowance	19	27	68
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	67	68
Recorded investment, without specific allowance	29	27
Recorded investment	96	95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63	66
Unpaid principal balance, without specific allowance	29	27
Associated specific allowance	54	53
Average recorded investment
Average recorded investment, with a specific allowance	70	68	82
Average recorded investment, without specific allowance	27	8	4
Interest income recognized
Interest income recognized, with a specific allowance	2	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	68	129
Recorded investment, without specific allowance	18	25
Recorded investment	86	154
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67	125
Unpaid principal balance, without specific allowance	18	25
Associated specific allowance	34	47
Average recorded investment
Average recorded investment, with a specific allowance	87	117	135
Average recorded investment, without specific allowance	22	41	19
Interest income recognized
Interest income recognized, with a specific allowance	0	3	2
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	2
Interest income recognized on a cash basis, without specific allowance	0	0	0